Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Curtailment				$ (84)
Special termination benefits	$ 11,471	$ 5,329
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1			$ 311,609	281,161
Service cost			3,349	4,295	$ 5,313
Interest cost			12,955	14,153	12,660
Actuarial (gain) loss			(7,778)	43,250
Benefits paid			(17,118)	(22,600)
Plan amendments			3,220
Curtailment				(8,650)
Special termination benefits			302
Benefit obligation at December 31		306,539	311,609	281,161	281,161	$ 311,609
Fair value of plan assets at January 1			244,897	232,347
Actual return on plan assets			(3,058)	17,148
Employer contributions			13,884	18,002
Fair value of plan assets at December 31		238,605	244,897	232,347	232,347	244,897
Net amount recognized at December 31,		67,934				66,712
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1			71,958	57,174
Service cost			1,224	1,161	1,525
Interest cost			2,802	2,903	2,579
Actuarial (gain) loss			(6,527)	11,769
Plan participants' contributions			204	217
Benefits paid			(1,052)	(989)
Benefits paid including amounts out ot Trust			(1,270)	(1,311)
Plan amendments			(3,254)	45
Benefit obligation at December 31		65,137	71,958	57,174	57,174	71,958
Fair value of plan assets at January 1			43,326	40,840
Actual return on plan assets			(998)	3,175
Employer contributions			2,428	300
Fair value of plan assets at December 31		43,704	$ 43,326	$ 40,840	$ 40,840	43,326
Net amount recognized at December 31,		$ 21,433				$ 28,632